Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Schedule of marketable debt and equity securities

	December 31,
	2016	2017
Short-term:
Fair value through profit or loss (1)	6,790	1,209
Available-for-sale	30,726	12,929
Total short-term securities	$37,516	$14,138

Long-term:
Available-for-sale	17,228	-

Total long-term securities	$17,228	$-

(1)	The Group recognized trading gains (losses) in amounts of $114, $136 and ($146) during the years ended December 31, 2015, 2016 and 2017, respectively.

Summary of marketable securities available for sale
	December 31,
	2016				2017
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value

Available-for-sale:

Government bonds	$3,167	$(3)	$-	$3,164	$-	$-	$-	$-
Commercial bonds	44,821	(261)	-	44,560	12,987	(58)	-	12,929
Equity securities	118	-	112	230	-	-	-	-

Total available-for-sale marketable securities	$48,106	$(264)	$112	$47,954	$12,987	$(58)	$-	$12,929

Schedule of amortized costs of available-for-sale debt securities
	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$4,045	$-	$(5)	$4,040
Due after one year through three years	$8,942	$-	$(53)	$8,889
	$12,987	$-	$(58)	$12,929

Schedule of other comprehensive income from available-for-sale securities

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2016	$121

Unrealized gain from available-for-sale securities	30
Realized loss (gain) reclassified into profit or loss	16
Other comprehensive income from available-for-sale securities as of December 31, 2016	167

Unrealized gain from available-for-sale securities	188
Realized loss (gain) reclassified into profit or loss	(94)

Other comprehensive income from available-for-sale securities as of December 31, 2017	$261